Supplement to the
Fidelity® Variable Insurance Products
Communication Services Portfolio, Consumer Discretionary Portfolio, Consumer Staples Portfolio, Energy Portfolio, Financial Services Portfolio, Health Care Portfolio, Industrials Portfolio, Materials Portfolio, Technology Portfolio and Utilities Portfolio Initial Class
April 28, 2020
Prospectus

The following information replaces similar information for Technology Portfolio found in the “Fund Summary” section under the "Portfolio Manager(s)" heading.

Nidhi Gupta (co-manager) has managed the fund since July 2018.

Adam Benjamin (co-manager) has managed the fund since July 2020.

It is expected that Ms. Gupta will transition off of the fund effective on or about December 31, 2020. At that time, Mr. Benjamin will assume sole portfolio manager responsibilities for the fund.

The following information replaces the biographical information for Technology Portfolio found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Adam Benjamin is co-manager of VIP Technology Portfolio, which he has managed since July 2020. He also manages other funds. Since joining Fidelity Investments in 2011, Mr. Benjamin has worked as a research analyst and portfolio manager.

Nidhi Gupta is co-manager of VIP Technology Portfolio, which she has managed since July 2018. She also manages other funds. Since joining Fidelity Investments in 2007, Ms. Gupta has worked as an equity research analyst and portfolio manager.

It is expected that Ms. Gupta will transition off of the fund effective on or about December 31, 2020. At that time, Mr. Benjamin will assume sole portfolio manager responsibilities for the fund.

VIPFCI-20-01 1.765122.162	July 20, 2020

Supplement to the
Fidelity® Variable Insurance Products
Communication Services Portfolio, Consumer Discretionary Portfolio, Consumer Staples Portfolio, Energy Portfolio, Financial Services Portfolio, Health Care Portfolio, Industrials Portfolio, Materials Portfolio, Technology Portfolio and Utilities Portfolio Investor Class
April 28, 2020
Prospectus

The following information replaces similar information for Technology Portfolio found in the “Fund Summary” section under the "Portfolio Manager(s)" heading.

Nidhi Gupta (co-manager) has managed the fund since July 2018.

Adam Benjamin (co-manager) has managed the fund since July 2020.

It is expected that Ms. Gupta will transition off of the fund effective on or about December 31, 2020. At that time, Mr. Benjamin will assume sole portfolio manager responsibilities for the fund.

The following information replaces the biographical information for Technology Portfolio found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Adam Benjamin is co-manager of VIP Technology Portfolio, which he has managed since July 2020. He also manages other funds. Since joining Fidelity Investments in 2011, Mr. Benjamin has worked as a research analyst and portfolio manager.

Nidhi Gupta is co-manager of VIP Technology Portfolio, which she has managed since July 2018. She also manages other funds. Since joining Fidelity Investments in 2007, Ms. Gupta has worked as an equity research analyst and portfolio manager.

It is expected that Ms. Gupta will transition off of the fund effective on or about December 31, 2020. At that time, Mr. Benjamin will assume sole portfolio manager responsibilities for the fund.

VIPINVF-20-01 1.824639.141	July 20, 2020